FAIR VALUE OF FINANCIAL INSTRUMENTS - Carrying and Fair Value of Financial Instruments (Details) - USD ($) $ in Millions	Dec. 31, 2017	Dec. 31, 2016
Disclosure of financial assets [line items]
Financial assets, Carrying	$ 2,134	$ 2,412
Financial assets, Fair Value	2,134	2,412
Disclosure of financial liabilities [line items]
Financial liabilities, Carrying	12,361	9,439
Financial liabilities, Fair Value	12,702	9,614
Corporate borrowings
Disclosure of financial liabilities [line items]
Financial liabilities, Carrying	2,101	1,002
Financial liabilities, Fair Value	2,113	1,023
Non-recourse borrowings
Disclosure of financial liabilities [line items]
Financial liabilities, Carrying	8,063	7,324
Financial liabilities, Fair Value	8,392	7,478
Accounts payable and other (current and non-current)
Disclosure of financial liabilities [line items]
Financial liabilities, Carrying	864	712
Financial liabilities, Fair Value	864	712
Preferred shares
Disclosure of financial liabilities [line items]
Financial liabilities, Carrying	20	20
Financial liabilities, Fair Value	20	20
Financial liabilities (current and non-current)
Disclosure of financial liabilities [line items]
Financial liabilities, Carrying	1,313	381
Financial liabilities, Fair Value	1,313	381
Cash and cash equivalents
Disclosure of financial assets [line items]
Financial assets, Carrying	374	786
Financial assets, Fair Value	374	786
Accounts receivable and other
Disclosure of financial assets [line items]
Financial assets, Carrying	838	485
Financial assets, Fair Value	838	485
Financial assets (current and non-current)
Disclosure of financial assets [line items]
Financial assets, Carrying	837	1,138
Financial assets, Fair Value	837	1,138
Marketable securities
Disclosure of financial assets [line items]
Financial assets, Carrying	85	3
Financial assets, Fair Value	$ 85	$ 3